Note 16 - Pension Plan - Assets Measured at Fair Value (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of plan assets	$ 38,813	$ 33,016	$ 30,627
Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	36,360
Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets	2,453
Equity Funds [Member]
Fair value of plan assets	3,351
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	3,351
US Government Agencies Debt Securities [Member]
Fair value of plan assets	32,906
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	32,906
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets
Cash [Member]
Fair value of plan assets	102
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	102
Other Plan Assets[Member]
Fair value of plan assets	2,453
Other Plan Assets[Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets	$ 2,453